Fees Summary	Oct. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,025,000
Previously Paid Amount	0.00
Total Fee Amount	769.33
Total Offset Amount	0.00
Net Fee	769.33
Narrative - Max Aggregate Offering Price	$ 5,025,000
Final Prospectus	true